STATEMENTS OF STOCKHOLDERS' DEFICIT (Parentheticals)	12 Months Ended
	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2006	Dec. 31, 2004 February 5, 2004 CAD	Dec. 31, 2004 June 8, 2004 CAD	Dec. 31, 2004 August 24, 2004 CAD	Dec. 31, 2004 December 31, 2004 CAD	Dec. 31, 2005 March 21, 2005 USD ($)	Dec. 31, 2005 September 2005	Dec. 31, 2005 September 22, 2005 USD ($)	Dec. 31, 2005 September 22, 2005 CAD	Dec. 31, 2005 October 7, 2005 USD ($)	Dec. 31, 2005 October-December 2005 USD ($)	Dec. 31, 2005 October 2005 CAD	Dec. 31, 2005 November 17, 2005 USD ($)	Dec. 31, 2006 January 3, 2006 USD ($)	Dec. 31, 2006 January - August 2006 USD ($)	Dec. 31, 2006 February 2006 USD ($)	Dec. 31, 2006 March 7, 2006 USD ($)	Dec. 31, 2006 May 24, 2006 USD ($)	Dec. 31, 2006 August - November 2006 USD ($)	Dec. 31, 2006 December 2006 CAD	Dec. 31, 2007 March 12, 2007 USD ($)	Dec. 31, 2007 March 27, 2007 USD ($)	Dec. 31, 2007 March 31, 2007 USD ($)	Dec. 31, 2007 March 31, 2007 CAD	Dec. 31, 2007 April 3, 2007 USD ($)	Dec. 31, 2007 June 18, 2007 USD ($)	Dec. 31, 2009 June 22, 2009 USD ($)	Dec. 31, 2009 July 24, 2009 USD ($)	Dec. 31, 2009 December 16, 2009 USD ($)	Dec. 31, 2010 February 3, 2010 USD ($)	Dec. 31, 2010 February 18, 2010 USD ($)	Dec. 31, 2011 February 22, 2011 USD ($)	Dec. 31, 2012 April 13, 2012 CAD	Dec. 31, 2012 April 20, 2012 CAD
Shares issued for cash (in dollars per share)						2.20	4.04		1.80			$ 1.50		$ 1.10			$ 1.50
Flow through shares, deferred tax recovery (in shares)					54,000	10,800					29,500
Stock option exercise price (in dollars per share)								3.30							$ 1.50				$ 1.50							$ 1.50			$ 1.50
Shares issued for finders fees (in shares)									13,250								20,000
Share price issued for property acquisition (in dollars per share)										$ 3.00								$ 1.50			$ 3.60																	0.05
Flow through per share price (in dollars per share)													2.00									$ 2.50		2.30
Exercise of warrants per share price (in dollars per share)			$ 0.20	$ 0.20												3.00				$ 3.00			$ 2.50
Market price of shares issued for property option payment (in dollars per share)																									$ 3.00								$ 0.395	$ 0.395		$ 0.15
Shares issued for private placement per share amount (in dollars per share)																											$ 1.50				$ 0.15				$ 0.15		0.05
Per share price of shares issued for debt (in dollars per share)																														$ 2.00
Finder's fees																												4,537
Cash payment in exchange for shares returned to treasury																																85,000
Recognition of 9 months management fees per month		5,000
Recognition of 6 months management fees per month	5,000
Recognition of 5 months management fees per month	2,500